Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ELBIT VISION SYSTEMS LTD
Entity Central Index Key	0001011664
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	69,652,779
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 730	$ 547
Restricted deposit (short term)	90	32
Accounts receivable:
Trade (net of allowance for doubtful account 2011- $63 thousands, 2010- $9 thousands)	793	237
Other	121	70
Inventories	476	475
Total current assets	2,210	1,361
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	221	144
Other long-term receivables and investment	225	271
Total investments and long-term receivables	446	415
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	50	50
OTHER ASSETS
Goodwill	242	242
Total assets	2,948	2,068
CURRENT LIABILITIES:
Credit from banks	190	170
Current Maturities of Loan from Shareholders and Other	361	270
Accounts payable and accruals:
Trade	437	564
Deferred income	498	201
Other	411	383
Total current liabilities	1,897	1,588
LONG-TERM LIABILITIES:
Loans From Banks (net of current maturities)	1,024	1,227
Loans and other liabilities (net of current maturities)	509	681
Loans From Shareholder (net of current maturities)	100	139
Other Long Terms Liabilities	862	1,043
Accrued severance pay	241	199
Total long-term liabilities	2,736	3,289
Total liabilities	4,633	4,877
SHAREHOLDERS' DEFICIENCY:
Share capital - ordinary shares of NIS 1 par value ('Ordinary Shares'); Authorized - 120,000,000 Ordinary Shares as of December 31, 2011 and 2010 Issued and outstanding: December 31, 2011 and 2010 ? 69,652,779 Ordinary shares	15,556	15,556
Additional paid-in capital	25,491	25,456
Accumulated deficit	(42,732)	(43,821)
Total shareholders' deficiency	(1,685)	(2,809)
Total liabilities and shareholders' deficiency	$ 2,948	$ 2,068

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 63		$ 9
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	69,652,779	69,652,779	69,652,779	69,652,779
Ordinary shares, shares outstanding	69,652,779	69,652,779	69,652,779	69,652,779

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Sale of products	$ 4,802	$ 3,273	$ 1,663
Services rendered	843	639	581
Total revenues	5,645	3,912	2,244
Cost of revenues:
Cost of products sold	1,564	1,540	1,416
Cost of services rendered	456	420	358
Total cost of revenues	2,020	1,960	1,774
Gross profit	3,625	1,952	470
Research and development costs - net	643	494	861
Selling, general and administrative expenses:
Marketing and selling	1,244	921	739
General and administrative	656	802	896
Operating Profit (loss)	1,082	(265)	(2,026)
Financial income (expenses) - net	31	(291)	(125)
Profit (loss) before other expenses	1,113	(556)	(2,151)
Other income (expenses)	(24)	(307)	7
Profit (loss) before taxes on income	1,089	(863)	(2,144)
Taxes on income			3
Profit (loss) for the year before discontinued operation	1,089	(863)	(2,147)
Loss from discontinued operation		(1,946)	(5,530)
Net profit from disposal of discontinued operation		5,436
Total profit from disposal of discontinued operation		3,490	(5,530)
Profit (loss) for the year	$ 1,089	$ 2,627	$ (7,677)
Profit (loss) per share:
Basic earnings (loss) per share from continuing operations(1)	$ 0.016	$ (0.012)	$ (0.04)
Diluted earnings (loss) per share from continuing operations(1)	$ 0.015	$ (0.012)	$ (0.04)
Basic earnings (loss) per share from discontinued operations(1)		$ 0.05	$ (0.106)
Diluted earnings (loss) per share from discontinued operations(1)		$ 0.05	$ (0.106)
Weighted average number of shares used in Computation of loss per share -
Basic	69,653	69,653	52,527
Diluted	71,309	69,741	52,527

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2008	$ 373	$ 10,679	$ 28,465	$ (38,771)
BALANCE, shares at Dec. 31, 2008		50,988,000
CHANGES DURING PERIOD
Profit (Loss) for the year	(7,677)			(7,677)
Conversion of Loan from Shareholder	649	1,690	(1,041)
Conversion of Loan from Shareholder, shares		6,469,000
Issuance of share capital and warrants (note 10a)	1,226	3,187	(1,961)
Issuance of share capital and warrants (note 10a), shares		12,196
BALANCE at Dec. 31, 2009	(5,429)	15,556	25,463	(46,448)
BALANCE, shares at Dec. 31, 2009		69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year	2,627			2,627
Share base compensation expenses	(7)		(7)
BALANCE at Dec. 31, 2010	(2,809)	15,556	25,456	(43,821)
BALANCE, shares at Dec. 31, 2010	69,652,779	69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year	1,089			1,089
Share base compensation expenses	35		35
BALANCE at Dec. 31, 2011	$ (1,685)	$ 15,556	$ 25,491	$ (42,732)
BALANCE, shares at Dec. 31, 2011	69,652,779	69,653,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net profit (loss)	$ 1,089	$ 2,627	$ (7,677)
Capital gain from disposal of discontinued operations		(5,436)
Net profit (loss) from discontinued operations		1,946	5,530
Net profit (loss) from continuing operations	1,089	(863)	(2,147)
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	13	384	444
Loss from disposal of property		75
Liability for employee rights upon retirement	42	(655)	(229)
Stock based compensation	35
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(556)	1,041	398
Decrease (increase) in other accounts receivable	(51)	245	(83)
Increase (decrease) in trade accounts payable	(127)	(103)	116
Deferred income	297	654	6
Increase (decrease) in other accounts payable	28	(2,829)	(327)
Decrease (increase) in inventories	(1)	(3)	747
Net cash provided by (used in) operating activities - continuing operations	769	(2,054)	(1,075)
Net cash used in operating activities -discontinued operations		(1,945)	(1,722)
Net cash provided by (used in) operating activities	769	(3,999)	(2,797)
Cash flows from investing activities:
Purchase of property and equipment	(13)	(25)
Long-term receivables	46	(70)
Purchase price adjustment of contingent consideration			(282)
Redemption of (investment in) restricted deposit	(58)	435
Long terms loans			1,683
Proceeds from disposal of discontinued operations		547
Funds severance pay	(77)	228	41
Net cash provided by (used in) investing activities-continuing operations	(102)	1,115	1,442
Net cash provided by (used in) investing activities-discontinued operations		897	(1,672)
Net cash provided by (used in) investing activities	(102)	2,012	(230)
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs			1,799
Short-term credit from bank - net	20	(744)	(1,689)
Loan from shareholder	(120)	270
Long terms loan	(203)	920
Other Long terms liabilities	(181)	1,043
Loans from related parties and other		820
Net cash provided by (used in) financing activities-continuing operations	(484)	2,309	110
Net cash provided by (used in) financing activities-discontinued operations		(4)	3,048
Net cash provided by (used in) financing activities	(484)	2,305	3,158
Net increase in cash and cash equivalents	183	318	131
Balance of cash and cash equivalents at Beginning of year	547	229	98
Balance of cash and cash equivalents at end of year	730	547	229
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	58	50	277
Income taxes paid - net			$ 4

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1-	GENERAL

Elbit Vision Systems Ltd. (the "Company") is an Israeli corporation, which, together with its subsidiaries (the "Group"), is principally engaged in the design, development, manufacturing and marketing automatic vision and ultrasonic inspection and quality monitoring systems, and rendering services related to those systems.

Elbit Vision Systems Inc. ("EVS Inc.") incorporated in Delaware U.S.A. is wholly-owned subsidiary, engaged in the selling and marketing of the Company's products worldwide.

In September 2004, the Company completed the acquisition of the entire shareholding of ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), an Israeli company and IRT ScanMaster System Inc. ("ScanMaster Inc."), a new Hampshire corporation (collectively - "ScanMaster").  ScanMaster is engaged in the development, manufacturing and marketing of equipment for the ultrasonic inspection of industrial parts and components for the automotive and transportation industries, the metal industry as well as applications for aircraft and jet engine inspection. During May 2010 the company sold all its shares in Scanmaster.

In 2009 the Company experienced significant difficulties in sales and incurred heavy losses that led the Company to sell its investment in ScanMaster Ltd. and the Assets and Liablities of ScanMaster Inc. The purchasers repay loan of 250K in cash and undertook to repay the Company the sum of $675K in satisfaction of all remaining debt owed by ScanMaster Ltd. to the Company, over a period of 10 years in equal quarterly installments starting January 1, 2011.

In connection with the sale the Company restructured its debt with the Banks. Pursuant to the agreements the banks forgave part of the debt such that the Company's remaining debt is $1.4M dollars of which $0.8M dollar is repayable over a period of 5 years starting January 1, 2011 and $0.6M dollar is repayable over a period of 10 years starting July, 31, 2015.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

A.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years.  Actual results could differ from those estimates.

Estimates and assumptions which, in the opinion of management, are significant to the underlying amounts included in the financial statements and for which it would be reasonably possible that future events or information could change those estimates include: (i) impairment assessments of goodwill and long-lived assets; (ii) realization of deferred income tax assets; and (iii) provisions for obsolete and slow moving inventory. These estimates are discussed further throughout the accompanying notes.

B.	Functional Currency and Financial Statements in U.S. Dollars

The currency of the primary economic environment in which operations of the company and its      subsidiaries are conducted is the U.S. dollar (the "dollar").

Virtually all sales by the Company and its subsidiaries are made outside Israel in non-Israeli currencies, mainly the dollar.  Most purchases of materials and components are made in dollars or in Israeli currency under contracts linked to the dollar.  In addition, most marketing and service costs are incurred outside Israel, primarily in dollars, through the Company's wholly-owned non-Israeli subsidiaries. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions in currencies other than each company's functional currency are translated based on the average currency exchange rates in accordance with the principles set forth in ASC 830-10, "Foreign Currency Translation".  All gains and losses from translation of monetary balance sheet items and transactions denominated in currencies other than the functional currency are recorded in the statements of income as financial income, net as they arise.

C.	Principles of consolidation

The consolidated financial statements include the financial statements of the company and its wholly-owned subsidiaries.

All material inter-company transactions and balances have been eliminated.

D.	Cash Equivalents

Cash equivalent consist of short-term highly liquid investments, that are readily convertible into cash with original maturities when purchased of three month or less.

E.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis.

F.	Inventories

Inventories are stated at the lower of cost or market.  Cost is determined as follows:

Raw materials and spare parts - on moving average basis.

Products in process and finished products - on basis of production costs.

Inventories are written-down for estimated obsolescence, based on assumptions about future demand and market conditions.

G.	Property and equipment

(1)	Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20

Leasehold improvements are amortized by the straight-line method over the term of the lease, or the estimated useful life of the improvements, whichever is shorter.

(2)
Impairment of long-lived assets - Impairment examinations and recognition are performed and determined based on the provisions of ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable assets held for use be reviewed for impairment on a periodic basis, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of an asset to be held and used is determined by a comparison of the carrying amount of the asset and the amount of undiscounted future net cash flows to be generated by the asset or assets group.  In the event that an asset is considered to be impaired, an impairment charge is recorded in the amount by which the carrying amount of the asset exceeds its estimated fair value.

H.	Other assets- Goodwill and Intangible Assets

•	Goodwill

Under ASC 350-20, "Goodwill and Other Intangible Assets" ("ASC 350-10"), goodwill is not amortized to earnings, but rather is subject to periodic testing for impairment, at the reporting unit level, at least annually or more frequently if certain events or indicators of impairment occur.  Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value.  Measurement of an impairment loss is an estimate, performed based on the following:  If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired.  If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.  The Group uses the discounted cash flow method to determine the fair value of the reporting unit.

The Company has designated December 31 of each year as the date on which it will perform its annual goodwill and impairment test. An impairment of $ 1,981,000 resulted from the annual review performed in the year 2008 and an impairment of $ 1,553,000 resulted from the annual review performed in the year 2009, allocated to the non-destructive automated inspection segment. In 2009 the Group and specifically the non-destructive segment experienced significant difficulties in sales and incurred heavy losses which led the Company to evaluate the goodwill and other intangible associated with the non destructive segment. The result of the evaluation was the write off of the remaining balance of goodwill and intangible assets. The Company sold its holding in Scanmaster Ltd. (the subsidiary operating in the non-destructive segment) to a group of investors led by the Company's former CEO.

The intangible assets (other than Goodwill) are amortized by the straight-line method over their estimated useful lives. Annual rates of amortization are as follows:

%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33

I.	Revenue recognition:

(1)	Sale of products:

(a)	General

Revenues from sales of products and supplies are recognized when an arrangement exists, delivery has occurred and title passed to the customer, Group's price to the customer is fixed or determinable and collectibility is reasonably assured.

In some cases, the Company grants its customers a trial period, usually several months, in order to evaluate prototype of the system's performance. In case that the systems performance meets the customer's requirements, it purchases the system at the end of the trial period. The Company does not recognize sales revenue from products shipped to customers for trial until such products are actually purchased. Until purchased, these products are recorded as consignment inventory at the lower of cost or market as of December 2011 the Company has $94,000 in consignment.

(b)	Right of return

The Group does not provide, in the normal course of business, a right of return to its customers.

(c)	Multiple Deliverables

The Company's multiple deliverable arrangments consist primarily of tangible products and professional services. The Company is unable to establish VSOE for all deliverables in an arrangement with multiple elements. Further, the Company is unable to reliably determine what similar competitor products' and services' selling prices are on a standalone basis and therefore is not able to determine TPE. As the Company is unable to establish VSOE or TPE, it uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service were sold on a standalone basis. The Company determines BESP for a product or a service based on its past and current pricing practices. The determination of BESP is made through consultation with and formal approval by the Company's management.

(2)       Services rendered

Service revenue in respect of the Group's products is recognized ratably over the contractual period, or as services are performed.

(3)       Deferred income

The deferred income balance as of December 31, 2011 and 2010 include amounts of revenues that were invoiced and cash was received, but deferred due to elements of the arrangements not yet delivered as of year end.

J.	Research and development

Research and development expenses net of third party grants, are expensed as incurred.

The Company has no obligation to repay the grants if sales are not generated.

K.	Advertising expenses

Advertising expenses are expensed as in incurred.  Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $ 92,000, $ 16,000 and $ 171,000, respectively.

L.	Deferred income taxes

The company accounts for income taxes in accordance with ASC 740-10, "Accounting for Income Taxes" ("ASC 740-10").  Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects attributable to temporary differences between income tax bases of assets and liabilities and their reported amounts in the financial statements, and to carryforwards for tax losses and deductions.  Deferred tax balances are computed using the enacted tax rates to be in effect at the time when these differences are expected to reverse, as they are known at the balance sheet date.

Deferred tax assets and liabilities are classified as current or non-current according to the classification of the respective asset or liability, or the expected reversal date of the specific temporary difference, if not related to a specific asset or liability.

Valuation allowances in respect of deferred tax assets are established when it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

M.	Income (loss) per share ("EPS")

Basic EPS is computed based on the weighted average number of shares outstanding during each year. Total common stock equivalents, related to options and warrants 13,293,367, 23,158,644 and 21,783,514 shares for the years 2011, 2010 and 2009, respectively, were excluded from EPS calculation, because the effect of such options and warrants is antidilutive.

N.	Stock-based compensation

The Company recognizes $ 35,000 of compensation expenses in 2011 as a result of the application of ASC 718-10. According to "share base compensation" accounting, the Company recorded compensation for stock options granted to employees and directors over the vesting period of the options based on the difference, if any, between the exercise price of the options and the market price of the underlying shares at that date.

As to information about the stock option plans and assumptions see Note 10b.

O.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.

P.	Consentration of credit risk

As of December 31, 2011 and 2010, the Group held cash and cash equivalents and short-term bank deposits, most of which were deposited with major Israeli, European, and U.S. banks. The Company is of the opinion that the credit risk in respect of these balances is insignificant.

The Group performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in emerging economies, the Group requires letters of credit from banks.

Q.	Recently issued accounting pronouncements:

In May 2011, the Financial Accounting Standards Board (FASB) issued amended standards to achieve a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. For assets and liabilities categorized as Level 3 and recognized at fair value, these amended standards require disclosure of quantitative information about unobservable inputs, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, these amended standards require that we disclose the level in the fair value hierarchy for financial instruments disclosed at fair value but not recorded at fair value. These new standards are effective beginning in the first quarter of 2012; early adoption of these standards is prohibited. The Company does not expect these new standards to significantly impact its consolidated financial statements.

 In June 2011, the FASB issued amended standards to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity-except investments by, and distributions to, owners-be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require that we present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. These new standards are effective beginning in the first quarter of 2012 and are to be applied retrospectively. These amended standards will impact the presentation of other comprehensive income but will not impact the Company's financial position or results of operations.

 In September 2011, the FASB issued amended standards to simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform further goodwill impairment testing as outlined in the previously issued standards. These amended standards are effective beginning in the first quarter of 2012.  The Company does not expect these new standards to significantly impact its consolidated financial statements.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3-	INVENTORIES

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Raw materials	275	252
Work in process	107	122
Finished products	94	101
	476	475

The balances are net of write-down of $681,000 and $692,000 as of December 31, 2011 and 2010, respectively.

OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4-	OTHER LONG-TERM RECEIVABLES AND INVESTMENT

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Deposits on leased vehicle (see also Note 9b2)	12	15
Loan to former subsidiary (Scanmaster) (see Note 1)	152	195
Investment (1)	61	61
	225	271

(1)
On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2011 the Company holds 3% of MCL's ordinary shares.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5-	PROPERTY AND EQUIPMENT

A.        Comprised as follows:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Machinery and equipment	1,721	1,709
Leasehold improvements	22	22
Office furniture and equipment	44	43
	1,787	1,774
Less - accumulated depreciation and amortization	1,737	1,724
	50	50

B.        Depreciation and amortization expenses totaled $13,000, $ 33,000, and $63,000, in the years ended December 31, 2011, 2010 and 2009, respectively.

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 6-	ACCRUED SEVERANCE PAY, NET

A.	The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company.

Part of the liability is funded through individual insurance policies.

The policies are assets of the company and, under labor agreement subject to certain limitation, they may be transferred to ownership of the beneficiary employees.

B.	A U.S. subsidiary provides defined contribution plan for the benefit of its employees. Under this plan, contributions are based on specific percentages of pay.

LONG-TERM LIABILITIES - LOANS AND OTHER	12 Months Ended
Dec. 31, 2011
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
LONG-TERM LIABILITIES - LOANS AND OTHER
NOTE 7-	LONG-TERM LIABILITIES - LOANS AND OTHER

A.	Composed as follows:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Loans from banks (1)	1,024	1,227
Loans from Shareholders (2)	100	139
Loans from Other (3)	509	681
	1,633	2,047

(1)
On November 2009 the Company signed new agreements with its bank to restractur its credit facilities. According to the agreement the Banks agreed to maintain the Company's credit and financing facilities, as well as to delay repayment of the principal on outstanding loans to a four year period commencing on January 1, 2012 by quratly payment including yearly interest rate of Libor +2%.

On May 2010, the Company signed new agreements with Bank Le'umi Le'Israel BM and Bank Hapoalim BM (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1M over 5 years and a further $600K over 10 years.

(2)
On May 2010 the Company signed agreements with its major shareholders to loan US $100,000. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100,000 of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

(3)
On May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850,000 to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

B.	The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

2012	353	353
2013	492	492
2014	353	353
2015 and thereafter	435	849
	1,633	2,047

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8-	COMMITMENTS AND CONTINGENT LIABILITIES

A.	Royalties

(1)
The Company is committed to pay royalties to the Government of Israel based on proceeds from sales of products in the research and development of which the Government participates by way of grants.  At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked); as from January 1, 2001 - with the addition of an annual interest rate based on Libor.

Royalty expenses to the Government of Israel totaled $17,000, $ 120,000 and $ 76,000 in the years ended December 31, 2011, 2010 and 2009 respectively and are included in the statements of operations among cost of revenues.

(2)
The Company is committed to pay royalties to the Government of Israel in respect of marketing expenses in which the Government participated by way of grants.  At the time the grants were received, successful development of the related projects was not assured.  In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.  The royalties are payable at the rate of 4% of the increase in export sales, up to the amount of the dollar-linked grant received.  No royalties were paid in the reported years to the Government of Israel.

On November 7, 2007, the Company received a letter from the Ministry of Trade, Industry and Labor - Fund for the Encouragement of Marketing Abroad (the "Fund"), claiming that it had failed to pay royalties to the Fund since 1999 in the aggregate amount of $480,818. On November 21, 2007, the Company sent a letter to the Fund in which it stated that the Fund had not requested any of these royalties for many years despite the Company's written request to clarify the issue. In its letter the Company stated that a material amount of the royalties could no longer be claimed due to the operation of the statute of limitations and that in any event the Fund may be estopped from making at least part of the claims as a result of its non-response to the Company's inquiry. On December 18, 2007, the Company met with representatives of the Fund to discuss the issue. The Company have yet to receive a response to the meeting. The Company recorded an allowance of $ 90,000 on acount of this claim.

The maximum royalty amount payable the Company expects to pay to the Government of Israel under 1 and 2 above ,at December 31, 2011 is approximately $967,000.

On January 2011 the Company signed an agreement with the office of the Chief  scientist of to repay the Copmany debt during the next ten year with monthly installment of 36,000 NIS per month.

B.	Lease commitments

(1)
The premises occupied by the Company and certain subsidiaries are rented under various operating lease agreements. The lease agreements for the premises expire in 2014 with extended options for another 4 years.

To secure the amounts due to the lessor, the Company has deposited a total of U.S. $ 27,000.

Minimum lease commitments of the Company and the subsidiaries under the above leases, at rates in effect as of December 31, 2011, are as follows:

$ in thousands
Year ending December 31:
2012	81
2013	81
2014	46
208

The rental payments for the premises in Israel, which constitute most of the above amounts, are payable in Israeli currency linked to the US Dollar.

Rental expenses totaled $ 92,000, $ 329,000, and $ 469,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

(2)	The Company leases motor vehicles under long-term operating lease agreements. The lease agreements expire on various dates ending in 2012 - 2014 (with prior notice of cancellation clauses).

Minimum lease commitments of the Company under the above leases, at rates in effect on December 31, 2011, are as follows:

$ in thousands

2012	83
2013	60
2014	5
148

To secure the amounts due to the lessor, the Company has deposited a total of U.S. $ 11,000. The deposits are unlinked and presented among other long-term receivables.

Lease expenses in 2011, 2010 and 2009, amounted to $ 83,000, $ 115,000 and $ 161,000 respectively.

C.	Guarantees

As of December 31, 2011, the Company provided guarantees in the aggregate amount of $25,000  against its premises lease agreement.

SHAREHOLDER' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDER' EQUITY [Abstract]
SHAREHOLDER' EQUITY
NOTE 9 -	SHAREHOLDER' EQUITY

A.	Authorized, issued and outstanding shares

(1)	The Company's Ordinary Shares are traded in the United States on the OTC Bulletin Board market under the symbol EVSNF.OB.

(2)
In June 2007 the Company completed a transaction with a group of Israeli institutional investors, for the purchase of its 9,465,544 ordinary shares for $0.315 per share, of an aggregate price of $2,981,646. Pursuant to the transaction, the investors were also issued warrants to purchase 4,732,774 of the Company's ordinary shares at an exercise price per share of $0.45, exercisable for a period of 4 years, this warrants were canceled on June 2011.

(3)
On June 21, 2007, following the approval of the Company's board of directors and the Company's audit committee, the Company executed an agreement with Elbit Ltd., or the Elbit Agreement. This agreement was approved by the Company's shareholders in a meeting held on July 31, 2007. Pursuant to this agreement Elbit Ltd.(i) converted an existing loan to the Company in the amount of $470,000 (including accrued interest up until March 31, 2007) into 1,492,063 ordinary shares, at a price of $0.315 per share; and (ii) invested $250,000 in consideration for 793,651 of the Company's ordinary shares at a price of $0.315 per share and received a 4-year warrant to purchase 396,825 of the Company's ordinary shares at an exercise price of $0.45 per share. At consummation the Company paid all interest accrued on the loan between April 1, 2007 and the closing date. , this warrants were canceled on June 2011.

(3)       (Cont.)

On February 21, 2006, the Company consummated the Mivtach Agreement. Pursuant to the agreement, Mivtach Shamir Holdings Ltd. ("Mivtach") provided the Company with a two-year $3 million loan, which Mivtach Shamir was entitled at its sole discretion, for a period of 24 months following the provision of the loan, to convert into 6,000,000 of the Company's ordinary shares, at a price per share of $0.5 (half the loan was being held in escrow subject to the completion of a certain milestone, or conversion of the loan). Mivtach was also granted a two-year warrant to purchase 4,000,000 of the Company's ordinary shares at an exercise price of $0.5 per share, exercisable only if the loan was converted. On June 21, 2007 the Company executed an amendment agreement with M.S.N.D., pursuant to the Amendment Agreement, the terms of the Mivtach Agreement and the loan therein, were amended, such that in consideration for M.S.N.D.'s undertaking to convert the full loan amount by no later than August 1, 2007 (a).

Mivtach was issued with 9,523,810 of ordinary shares; and (b) Mivtach received a 4-year warrant to purchase 2,380,952 of the Company's ordinary shares at an exercise price of $0.45 per share. Mivtach also agreed to waive its rights to exercise at least 3,000,000 ordinary shares issuable under the Mivtach Agreement, agreeing to exercise no more than 1,000,000 ordinary shares issuable under the Amendment Agreement, which warrants expired on February 21, 2008.

M.S.N.D. also completed the purchase of 2,939,192 of the Company's ordinary shares from three of the founders of ScanMaster, in accordance with the provisions of a share purchase agreement.

During September 2008, M.S.N.D. transferred the right to exercise 1,380,000 ordinary shares to David Gal, the Company's former CEO.

On May 2010, The current new shareholders of the Company purchased all those shares and Warrants.

(4)
In December 2009 the Company issued Mivtach Shamir Holdings Ltd. 18,664,078 ordinary shares for $0.097 per share for a total amount of $1,810,416.This amount include convertion of Loan received from Mivtach during 2009 in an amount of $627,000.Pursuant to the transaction, Mivtach was also issued warrants to purchase 9,332,039 of the Company's ordinary shares at an exercise price per share of $0.139, exercisable for a period of 4 years.

On May 2010, The current new shareholders of the Company purchased all those shares and Warrants , this warrants were canceled on June 2011.

B.	Share option plans:

(1)	The plans:

(a)	In April 2000, the board of directors of the Company adopted the Employee Share Option Plan (2000) (hereafter - The 2000 Plan).

Under the 2000 plan, options to purchase an aggregate of 4,500,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

(a)       (Cont.)

Under the 2000 plan, options usually vest over a period of three or four years from the date of grant, in equal parts each year.

The 2000 Plan is valid for ten years and expired on April 3, 2010, except for options outstanding on that date.

(b)      In November 2003, the Board of Directors of the Company adopted the Employee Share Option Plan (2003) (hereafter - The 2003 Plan).

Under the 2003 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2003 plan, options usually vest over a period of four years from the date of grant, in equal parts each year.

The 2003 Plan is valid for ten years and will expire on November 30, 2013, except for options outstanding on that date.

(c)       In March 2006, the Board of Directors of the Company adopted the Employee Share Option Plan (2006) (hereafter - The 2006 Plan).

Under the 2006 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2006 plan, options usually exercisable over a period up to ten years following the date of grant, if not exercised earlier, or 6 months after termination of the employee, will generally vest as to 25-33% commencing the beginning of the second year after the grant and as to an additional 25-33% in each of the remaining years thereafter, assuming continuous employment with the Company through such periods.

The 2006 Plan is valid for ten years and will expire in March, 2016, except for options outstanding on that date.

The exercise price of options granted under the 2000 and 2003 plans is to be not less than 85% of the fair market value of the ordinary share on the date of grant. All of the outstanding options from the 2000 , 2003 and 2006 plan are to expire no later than 10 years following the date of grant.

During 2009 , 2010 and 2011 no options were exercised.

The 2000, 2003 and 2006 plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

The amount allowed as an expense for tax purposes, at the time the employee utilizes such benefit, is limited to the amount of the benefit that is liable to tax as labor income, in the hands of the employee; all being subject to the restrictions specified in Section 102 of the Income Tax Ordinance.

The aforementioned expense will be recognized in the tax year that the benefit is credited to the employee.

(2)	Options granted to employees:

(a)
A summary of the status of the above plans in respect of options granted to employees and directors of the Company and its subsidiaries as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates, is presented below:

	Year ended December 31
	2 0 1 1		2 0 1 0		2 0 0 9
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	6,755,463	0.45	5,159,102	0.71	5,410,352	0.69
Changes during the year:
Granted (1)	150,000	0.09	2,900,000	0.05	-	-
Exercised	-	-	-	-	-	-
Forfeited	(766,000)	0.39	(1,303,639)	0.61	(251,250)	0.33
Options outstanding at end of year	6,139,463	0.45	6,755,463	0.45	5,159,102	0.71
Options exercisable at year end	4,371,053	0.45	3,907,131	0.71	4,646,602	0.75
Weighted average fair value of options granted during the year (2)	$0.09		$0.04		-

(1)	Options granted in 2011, 2010 and 2009 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2010 and 2011, with the following weighted average assumptions:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9

Dividend yield	0%	0%	-
Expected volatility	99%	92%	-
Risk-free interest rate	2.02%	3.3%	-
Expected life - in years	4	4	-

Dividend yield - Management used an expected dividend yield based primarily on past experience applicable as of the grant date.

Expected volatility - Management estimated volatility based on the historical volatility of the Company's ordinary shares, being the only traded financial instrument of the Company, using in most cases daily observations of the Company's price share to determine the standard deviation.

Risk free interest rate - The risk-free interest rate is based on the implied yield in effect at the time of each option grant, based on U.S. Treasury zero-coupon bond issued with equivalent remaining terms.

Management estimates forfeiture rates at the date of grant, which are adjusted in subsequent periods if the actual forfeiture rates differ from those initially estimated. Management uses historical data to estimate pre-vesting option forfeiture rates and records share-based compensation expense only for those awards that are expected to vest.

(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2011:

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2011	life	2011	life
$		Years		Years

0.05-0.32	3,091,805	0.6-9.0	1,340,895	0.6-9.0
0.35-0.46	127,500	5.28-6.11	110,000	5.28-6.11
0.48-0.70	898,297	0.2-6	898,297	0.2-6
0.75-0.85	1,084,334	1.89-5.29	1,084,334	1.89-5.29
1.00-1.25	937,527	0.58-2.95	937,527	0.58-2.95
	6,139,463		4,371,053

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10 -	TAXES ON INCOME

A.	Corporate taxation in Israel

(1)	Tax rates

The income of the Company are taxed at the regular rate. Corporate tax rate applicable to companies in Israel in 2010 is 25% and 24% in 2011.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012

B.	Non Israeli subsidiaries

Subsidiaries that are incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence.  The principal tax rates applicable to subsidiaries outside Israel are as follows:

Company incorporated in the USA - tax rate of 39%.

C.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company is "industrial company" as defined by this law and as such are entitled to certain tax benefits, consisting mainly of accelerated depreciation as prescribed by regulations published under the Inflationary Adjustments Law, amortization of patents and certain other intangible property, and the right to claim public issuance expenses.

D.	Reconciliation of Income Taxes

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual expense:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Profit (Loss) before taxes on income	1,089	(863)	(2,147)

Theoretical tax expenses (benefit) on the above amount	272	(216)	(558)
Increase (decrease) in taxes in respect of tax losses		-	-
incurred in the reported year for which deferred taxes were not recorded (see f. below)	(272)	216	558
Other		-	3
Actual tax expense	-	-	3

Taxes on income included in the statement of operations relate to Company's subsidiaries.

E.	Deferred Taxes

The Company has approximately $ 40 million unutilized carryforward tax losses from prior years.  Therefore, no current tax liability has been provided in 2011 and 2010.

Virtually all the Company's temporary differences are in respect of carryforward tax losses.  Accordingly, no deferred tax assets have been included in these financial statements in respect of the Company's carryforward tax losses.

F.	Carryforward tax losses

Carryforward tax losses of the Company and its subsidiaries aggregate approximately $ 40 million at December 31, 2011.

G.	Tax assessments

The tax assessments of the Company through the tax year 2007 are deemed final.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 11 -	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

A.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates.

B.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually identical or close to their carrying amount.  The fair value of long-term receivables also approximate the carrying amounts, since they bear interest at rates close to prevailing market rates.

LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES	12 Months Ended
Dec. 31, 2011
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES
NOTE 12 -	LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES

A.
The Group has registered fixed charge on bank deposits in favor of certain banks. The bank deposits are used to secure a credit line granted to the Company by the banks, and as collateral for guarantees provided to its customers (see Note 2q).

As of December 31, 2011, the bank deposits amount to $ 29 thousands linked to NIS;

B.	The Company have registered floating charges on all of their assets in favor of banks (see Notes 9, 14c).

SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 13 -	SUPPLEMENTARY INFORMATION

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	9	688
Charged to statement of operations	54	(41)
Write-off of uncollectible amounts		(638)
Balance at end of year	63	9

(2) Other:

Prepaid expenses	52	33
Israeli Government departments and agencies	69	37
	121	70

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	52	66
Israeli Government departments and agencies	154	147
Provision for vacation and recreation pay	63	46
Provision for product warranty	57	37
Liability for commissions to agents	39	4
Accrued expenses and sundry	46	83
	411	383

C.	Credit from banks:

	% interest rate	December 31
	as of	2 0 1 1	2 0 1 0
	December 31, 2011	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	190	170
Linked to the Euro
		190	170

During May 2010, the Company signed new agreements with Bank Le'umi Le'Israel BM and Bank Hapoalim BM (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks will forgive approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment of by the Company $1M over 5 years and a further $600K over 10 years.

D.	Cost of revenues

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands
Industrial operations:
Materials consumed	1,063	945	1,005
Payroll and related expenses	362	318	410
Subcontracted work	160	158	106
Depreciation and amortization	2	208	19
Other production expenses	416	211	158
Royalties (see Note 10a)	17	120	76
	2,020	1,960	1,774

E.	Financial expenses, net

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands
Income:
Interest in respect of bank
Deposits and securities	-	-	-
Exchange differences	3	-	9
Other	120	-	11
	123	-	20
Expenses:
Interest
In respect of liability to related parties	9	-
In respect of credit from banks	82	69	72
Exchange differences	-	156	-
Other	-	66	73
	92	291	145

	(31)	291	125

RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 14 -	RELATED PARTIES

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Managements fees - included in General and administrative	375	302	238

Balance with related parties:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Short Terms Loan	191	270	18

Long Terms Loan	100	139	-

GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS
NOTE 15 -	GEOGRAPHICAL SEGMENTS

Geographic information:

(1)	The Company's revenues by geographic areas (based on locaton of customers) are as follows:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

North America (mainly the United States)	1,737	1,812	671
Germany	182	400	-
Italy	730	83	-
Other European countries	734	570	258
China	660	580	293
Japan	100	-	370
Korea	270	380	-
Israel	268	-	327
Other Far Eastern countries	964	87	325
	5,645	3,912	2,244

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended
	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Israel	574	442
U.S.A.	20	23
	594	465